Offerings	Nov. 08, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.750% Senior Secured Notes due 2029
Amount Registered | shares	5,356,000,000
Maximum Aggregate Offering Price	$ 5,200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 796,120.00
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Convertible Senior Secured Notes due 2030
Amount Registered | shares	30,000,000
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,593.00
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 10.750% Senior Secured Notes due 2029
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is required with respect to the guarantees.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of the 3.875% Convertible Senior Secured Notes due 2030
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is required with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount of Registration Fee	$ 0.00
Offering Note	There is being registered hereunder the offer and sale of an indeterminate number of shares of Class A Common Stock, , par value $0.001 per share (the "Class A Common Stock"), that may be issued upon conversion of all of the 3.875% Convertible Senior Secured Notes due 2030 covered by this prospectus supplement, assuming that EchoStar Corporation elects to settle all such conversions with shares of Class A Common Stock. No additional consideration shall be received for the Class A Common Stock issuable upon conversion of the 3.875% Convertible Senior Secured Notes due 2030 and therefore no additional registration fee is required pursuant to Rule 457(i) under the Securities Act. Pursuant to Rule 416 under the Securities Act, such number of shares of Class A Common Stock registered hereby shall include an indeterminate number of shares of Class A Common Stock that may be issued in connection with a stock split, stock dividend, recapitalization or other similar event.